General and Administrative Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Selling, General and Administrative Expenses
Schedule of Selling, general and administrative expenses

	Three Months Ended March 31,
	2023	2022
Salaries and benefits	$3,797,410	$4,312,246
Professional fees	890,167	1,879,751
Insurance expenses	635,439	779,997
Marketing	225,113	358,760
Other expenses	1,608,706	1,947,215
Total	$7,156,835	$9,277,969

	Year Ended December 31,
	2022	2021
Salaries and benefits	$16,987,788	$16,220,876
Professional fees	5,589,074	3,751,899
Insurance expenses	2,776,728	2,777,027
Marketing	1,066,946	2,525,096
Other expenses	7,403,150	8,380,882
Total	$33,823,686	$33,655,780